Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Long-term debt [Text Block]
7.	Long-term debt

The components of the Company’s debt are as follows:

	March 31, 2017	December 31, 2016
	$	$
(in U.S. $ thousands)
Term loan facility	2,519	2,636
Secured loan	601	633
Total debt	3,120	3,269
Less: current portion	710	704
Total long-term debt	2,410	2,565

The Company’s term loan facility consists of a total of CAD$4 million bearing interest at the Bank’s prime lending rate plus 2.50% . The term loan is subject to the same security and financial covenants as the bank indebtedness (see note 5).

The secured loan has a principal balance authorized of CAD$1 million bearing interest at prime plus 7.3%, reimbursable in monthly principal payments of CAD$17 thousand from January 2017 to March 2021. The loan is secured by a second ranking on all present and future property of the Company. The terms of the banking agreement require the Company to comply with certain debt service coverage and debt to net worth financial covenants on an annual basis at the end of the Company’s fiscal year.

Principal repayments due in each of the next five years are as follows:

2017	$532 (CAD709)
2018	710 (CAD945)
2019	710 (CAD945)
2020	710 (CAD945)
2021	458 (CAD610)

9.	Long-term debt

The components of the Company’s debt are as follows:

	December 31, 2016	December 31, 2015
	$	$

Term loan facility	2,636	1,188
Secured loan	633	542
Total debt	3,269	1,730

Less: current portion	704	184

Total long-term debt	2,565	1,546

The Company’s term loan facility consists of a total of CAD$4 million bearing interest at the Bank’s prime lending rate plus 2.50% . The term loan is subject to the same security and financial covenants as the bank indebtedness (see note 7).

The secured loan has a principal balance authorized of CAD$1 million bearing interest at prime plus 7.3%, reimbursable in monthly principal payments of CAD$17 thousand from January 2017 to March 2021. The loan is secured by a second ranking on all present and future property of the Company. The terms of the banking agreement require the Company to comply with certain debt service coverage and debt to net worth financial covenants on an annual basis at the end of the Company’s fiscal year. As at December 31, 2016, the Company was not in compliance with its financial covenants. The Company has obtained a waiver from the lender.

Principal repayments due in each of the next five years are as follows:

2017	$704 (CAD945)
2018	704 (CAD945)
2019	704 (CAD945)
2020	704 (CAD945)
2021	453 (CAD610)